Offerings	Nov. 28, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	9,375,000
Proposed Maximum Offering Price per Unit	2.24
Maximum Aggregate Offering Price	$ 21,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,900.10
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of additional shares of common stock as may be issuable with respect to the shares being issued hereunder as a result of a stock split, stock dividend, capitalization or similar event. (2) Estimated pursuant to Rule 457(c) under the Securities Act solely for purposes of calculating the amount of the registration fee, based on the average of the high and low prices of the registrant's common stock as reported on the Nasdaq Capital Market as of November 21, 2025 (such date being within five business days of the date that this registration statement was first filed with the Securities and Exchange Commission).
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share underlying warrants
Amount Registered | shares	9,375,000
Proposed Maximum Offering Price per Unit	2.24
Maximum Aggregate Offering Price	$ 21,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,900.10
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of additional shares of common stock as may be issuable with respect to the shares being issued hereunder as a result of a stock split, stock dividend, capitalization or similar event. (2) Estimated pursuant to Rule 457(c) under the Securities Act solely for purposes of calculating the amount of the registration fee, based on the average of the high and low prices of the registrant's common stock as reported on the Nasdaq Capital Market as of November 21, 2025 (such date being within five business days of the date that this registration statement was first filed with the Securities and Exchange Commission).